Commitments and Contingencies - Narrative (Details) item in Thousands, $ in Thousands	1 Months Ended	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended			36 Months Ended
	Aug. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) item	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2024 item
Other Commitments [Line Items]
Accounts payable						$ (1,271)				$ (5,306)	$ (631)	$ (3,220)	$ 588	$ 948	$ (7,010)	$ 1,189	$ (5,287)	$ 2,339
Purchase commitments expects to incur in next year		$ 1,100	$ 3,100										1,100			3,100
Cost of revenue		15,660	12,143	$ 12,150	$ 11,388	12,463	$ 13,180	$ 16,341	$ 15,183	$ 15,455	$ 23,851	$ 30,638	41,325	$ 36,001	$ 46,979	48,144	60,159	$ 45,784
Tenant improvements allowances						$ 900
Harvard University
Other Commitments [Line Items]
Cost of revenue																300
Stratec Supply Agreement
Other Commitments [Line Items]
Other commitment		3,700	3,700										3,700			3,700
Accounts payable													3,100			2,100
Purchase commitments expects to incur in next year		$ 600	$ 1,000										$ 600			1,000
Number of discs shipped | item		58		63									138	184
Cost of revenue		$ 400		$ 500									$ 1,000	$ 1,400		1,600	500
License agreements
Other Commitments [Line Items]
Royalty expense		0		0									0	0
License agreements | Harvard University
Other Commitments [Line Items]
Upfront fee	$ 600
Royalty expense																$ 0	$ 0
License agreements | Tufts
Other Commitments [Line Items]
Royalty expense		$ 600		$ 500									$ 1,600	$ 1,300
Forecast | Stratec Supply Agreement
Other Commitments [Line Items]
Number of discs purchased | item													515			515	515		515
Number of discs shipped | item													141